Intangible assets, net (Details 1) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible assets, net
Remainder of fiscal 2026	$ 666,667
Fiscal 2027	1,333,333
Total	$ 2,000,000	$ 0